COMMON STOCK AND DIVIDENDS, Common Stock Structure and Shares' Public Offer (Details)	12 Months Ended
	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares
Common stock structure and shares [Abstract]
Outstanding shares (in shares)	752,761,058	752,761,058	752,761,058
Number of shares represents for each share on New York Stock Exchange (in shares)	5
Class "A" [Member]
Common stock structure and shares [Abstract]
Outstanding shares (in shares)	405,192,594	405,192,594	405,192,594
Face value common shares class (in pesos per share) | $ / shares	$ 1	$ 1	$ 1
Number of votes for common stock | Vote	1	1	1
Class "B" [Member]
Common stock structure and shares [Abstract]
Outstanding shares (in shares)	347,568,464	347,568,464	347,568,464
Face value common shares class (in pesos per share) | $ / shares	$ 1	$ 1	$ 1
Number of votes for common stock | Vote	1	1	1
Common Stock [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	794,495,283	794,495,283	794,495,283
Common Stock [Member] | Class "A" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	405,192,594	405,192,594	405,192,594
Common Stock [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	389,302,689	389,302,689	389,302,689
Treasury Shares [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	41,734,225	41,734,225	41,734,225
Face value common shares class (in pesos per share) | $ / shares	$ 1
Treasury Shares [Member] | Class "A" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	0	0	0
Treasury Shares [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	41,734,225	41,734,225	41,734,225